Equipment Installment Plans - EIP Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equipment installment plan receivables, gross	$ 974	$ 873
Deferred interest	0	(80)
Equipment installment plan receivables, net of deferred interest	974	793
Allowance for credit losses	(70)	(65)
Equipment installment plan receivables, net	904	728
Accounts receivable — Customers and agents (Current portion)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equipment installment plan receivables, net	565	428
Other assets and deferred charges (Non-current portion)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equipment installment plan receivables, net	$ 339	$ 300